Material Accounting Policy Information - Schedule of Details of the Subsidiaries (Details)		12 Months Ended
		Jun. 30, 2026	Jun. 30, 2025
ARB IOT (M) Sdn. Bhd. (“AIMSB”) [Member]
Schedule of Details of the Subsidiaries [Line Items]
Ownership of percentage		100.00%	100.00%
Principal activities		Investment holding
Lumetrix Systems Sdn Bhd (formerly known as ARB IOT Group Sdn. Bhd.) (“Lumetrix”)^ [Member]
Schedule of Details of the Subsidiaries [Line Items]
Ownership of percentage	[1]	100.00%	100.00%
Principal activities	[1]	Investment holding
Averion Technologies Sdn Bhd (formerly known as ARB AI Agro Sdn. Bhd.) (“Averion”)^ [Member]
Schedule of Details of the Subsidiaries [Line Items]
Ownership of percentage	[1]	100.00%	100.00%
Principal activities	[1]	Investment holding
Zyphera Systems Sdn. Bhd. (formerly known as ARB Agro Technology Sdn. Bhd.) (“Zyphera Systems”)^ [Member]
Schedule of Details of the Subsidiaries [Line Items]
Ownership of percentage	[1]	100.00%	100.00%
Principal activities	[1]	Business in digital agricultural technology
ARB Lab Sdn. Bhd. (“ARB Lab”) [Member]
Schedule of Details of the Subsidiaries [Line Items]
Ownership of percentage		100.00%	100.00%
Principal activities		Investment holding
ARB R&D Sdn. Bhd. (“ARB R&D”) [Member]
Schedule of Details of the Subsidiaries [Line Items]
Ownership of percentage		100.00%	100.00%
Principal activities		Development of IT and IoT for software and hardware
ARB Innovation Sdn. Bhd. (“ARB Innovation”) [Member]
Schedule of Details of the Subsidiaries [Line Items]
Ownership of percentage		100.00%	100.00%
Principal activities		Provision of IT software and hardware solution
ARB R1 Technology Sdn. Bhd (“ARB R1”) [Member]
Schedule of Details of the Subsidiaries [Line Items]
Ownership of percentage		100.00%	100.00%
Principal activities		Dormant
Veltrion Systems Sdn Bhd (formerly known as ARB Robotic Sdn. Bhd.) (“Veltrion Systems”)^ [Member]
Schedule of Details of the Subsidiaries [Line Items]
Ownership of percentage	[1]	100.00%	100.00%
Principal activities	[1]	Investment holding
Crestwave Digital Sdn. Bhd. (formerly known as ARB Intelligence Sdn Bhd.) (“Crestwave”)^ [Member]
Schedule of Details of the Subsidiaries [Line Items]
Ownership of percentage	[1]	100.00%	100.00%
Principal activities	[1]	IoT cloud business platform
Velocentra Systems Sdn Bhd (“Velocentra”) [Member]
Schedule of Details of the Subsidiaries [Line Items]
Ownership of percentage		100.00%
Principal activities		Investment holding
Orvion Technologies Sdn Bhd (“Orvion”) [Member]
Schedule of Details of the Subsidiaries [Line Items]
Ownership of percentage		100.00%
Principal activities		Information technology services
ARB Synergy Sdn. Bhd. (“ARB Synergy”) [Member]
Schedule of Details of the Subsidiaries [Line Items]
Ownership of percentage	[2]		100.00%
Principal activities	[2]	Investment holding
ARB Databook Pte. Ltd. (“ARB Databook”) [Member]
Schedule of Details of the Subsidiaries [Line Items]
Ownership of percentage	[3]	100.00%	100.00%
Principal activities	[3]	Software development and data analytic

[1]	During the financial year, certain subsidiaries changed their names. The names used below reflect the current legal names of the respective entities unless otherwise stated.
[2]	ARB Synergy ceased to be a subsidiary of the Group following the termination of a trust arrangement on April 22, 2026, and is deconsolidated from the Group from that date.
[3]	ARB Databook is incorporated in Singapore. The shares of ARB Databook are held by a trustee pursuant to a trust arrangement under which Lumetrix holds the beneficial interest in and control over ARB Databook. Accordingly, ARB Databook is consolidated by the Group.